MORGAN STANLEY INSTITUTIONAL FUND TRUST

522 Fifth Avenue

New York, New York 10036

VIA EDGAR

July 16, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:          Morgan Stanley Institutional Fund Trust

File Nos. 2-89729; 811-03980

Ladies and Gentlemen:

On behalf of Morgan Stanley Institutional Fund Trust (“Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statement of additional information contained in Post-Effective Amendment No. 112 to Registrant’s Registration Statement on Form N-1A, filed on July 12, 2013, constituting the most recent amendment to this Registration Statement (“the Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on July 12, 2013, accession number 0001104659-13-054218.

If you have any questions, please feel free to contact me at (212) 296-6983 (tel) or (646) 452-4799 (fax).

Very truly yours,

/s/ Tara A. Farrelly
Tara A. Farrelly
Assistant Secretary

Enclosures
cc: Stefanie V. Chang Yu, Esq.